Share capital - Own shares held by ESOP (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 £ / shares shares	Dec. 31, 2016 £ / shares shares	Dec. 31, 2015 £ / shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 141.9	$ 169.7	$ 175.4
Purchase of shares from ESOP		(1.0)	0.1
Exchange movement on ESOP			0.1
Ending balance	162.3	141.9	169.7
Number of treasury shares held | shares				527,616	665,424
Par value per share (in GBP per share) | £ / shares				£ 0.50	£ 0.5	£ 0.5
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share) | £ / shares				£ 0.50	£ 0.50
Own shares held by ESOP
Disclosure of classes of share capital [line items]
Beginning balance	(0.5)	(0.2)	(0.4)
Purchase of shares from ESOP	(0.8)	(1.0)	0.1
Exchange movement on ESOP		0.7	0.1
Utilization of shares from ESOP	0.3	0.7
Ending balance	$ (1.0)	$ (0.5)	$ (0.2)
Own shares held by ESOP | Ordinary shares
Disclosure of classes of share capital [line items]
Number of treasury shares held | shares				104,709	55,816